Note 22 - Interest-bearing Loans and Borrowings	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
22.	INTEREST-BEARING LOANS AND BORROWINGS

	2017	2016

Secured bank loans	589.3	665.8
Unsecured bank loans	413.7	609.9
Debentures and unsecured bond issues	102.7	100.8
Other unsecured loans	101.5	356.2
Financial leasing	24.7	33.0
Non-current liabilities	1,231.9	1,765.7

Secured bank loans	879.6	1,381.4
Unsecured bank loans	394.3	1,910.1
Debentures and unsecured bond issues	-	296.4
Other unsecured loans	38.4	33.5
Financial leasing	8.8	9.2
Current liabilities	1,321.1	3,630.6

Additional information regarding the exposure of the Company to the risks of interest rate and foreign currency are disclosed on Note
27
–
Financial instruments and risks
.

At
December 31, 2017
and
2016
debts presented the following interest rates:

		2017			2016
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in USD fixed rate	3.83%	6.4	16.5	6.00%	-	11.5
Debt denominated in US dollars floating rate	2.74%	78.3	476.9	1.55%	1,508.8	351.1
Debt denominated in CAD dollars floating rate	2.00%	685.9	-	1.62%	1,259.1	-
BNDES basket debt floating rate (UMBNDES)	-	-	-	1.70%	22.7	-
Other latin american currency fixed rate	9.27%	199.1	-	8.86%	114.1	233.0
Other latin american currency floating rate	2.33%	-	5.0	2.66%	-	4.9
TJLP BNDES denominated floating rate (TJLP)	9.22%	165.3	237.0	9.66%	216.2	398.6
Reais debt - ICMS fixed rate	5.57%	38.4	91.5	4.13%	33.4	344.7
Reais debt - debentures floating rate % CDI	-	-	-	13.63%	52.9	-
Reais debt - fixed rate	6.63%	147.7	405.0	7.64%	423.4	421.9
Total		1,321.1	1,231.9		3,630.6	1,765.7

Terms and debt repayment schedule –
December 31, 2017

	Total	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,468.9	879.6	253.6	57.7	109.4	168.6
Unsecured bank loans	808.0	394.3	413.7	-	-	-
Debentures and unsecured bond issues	102.7	-	-	-	102.7	-
Unsecured other loans	139.9	38.4	32.0	24.7	11.6	33.2
Finance lease liabilities	33.5	8.8	24.7	-	-	-
	2,553.0	1,321.1	724.0	82.4	223.7	201.8

Contractual clauses (covenants)

As at
December 31, 2017,
the Company's loans had equal rights to payment without subordination clauses. Except for the credit lines due to FINAME contracted by the Company with Banco Nacional de Desenvolvimento Econômico e Social – BNDES (“BNDES”), where collateral were provided on assets acquired with the credit granted which serve as collateral; other loans and financing contracted by the Company predicted only guarantees as personal collateral or are unsecured. The most loan contracts contained financial covenants including:

•	financial covenants, including limitation on new indebtedness;
•	going-concern;
•	maintenance, in use or in good condition for the business, of the Company's assets;
•	restrictions on acquisitions, mergers, sale or disposal of its assets;
•	disclosure of financial statements under Brazilian GAAP and IFRS; and/or
•
no
prohibition related to new real guarantees for loans contracted, except if: (i) expressly authorized under the aforementioned loan agreement, (ii) new loans contracted from financial institutions linked to the Brazilian government - including the BNDES or foreign governments; - or foreign governments, multilateral financial institutions (eg World Bank) or located in jurisdictions in which the Company operates;

These clauses apply to the extent that the events mentioned produce material adverse effects on the Company
and / or its subsidiaries or the rights of its creditors, and, in the event of any of the events provided in the clauses
, it
may
have been granted to the Company a grace period to cure such default.

Additionally, all agreements entered into with the BNDES are subject to certain “provisions applicable to agreements entered into with the BNDES” (“Provisions”). Such Provisions require the borrower, to obtain prior consent of BNDES if they, for instance, wish to: (i) raise new loans (except for loans described in the Provisions); (ii) give preference and/or priority to other debts; and/or (iii) dispose of or encumber any item of their fixed assets (except as provided for in the Provisions).

As at
December 31, 2017,
the Company was in compliance with all its contractual obligations for its loans and financings.